Current Maturities of Long Term Loans	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
CURRENT MATURITIES OF LONG TERM LOANS
NOTE 8:-	CURRENT MATURITIES OF LONG TERM LOANS

	Loan	Weighted interest rate as of December 31, 2018	December 31
Short term loans	currency	%	2018	2017

Current maturities	NIS	3.5 (Prime+1.75%)	467	505

			467	505

As of December 31, 2018, the Company's subsidiary Bos Odem has an unutilized short term credit line in the amount of $293, bearing an annual interest of 3.1%.